Loans and Related Allowance for Credit Losses, Commercial Loan Modifications (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 897
Modifications as a % of loan class	0.17%
Total Commercial [Member] | Principal forgiveness [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 0
Total Commercial [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	25
Total Commercial [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	26
Total Commercial [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	744
Total Commercial [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	100
Total Commercial [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 430
Modifications as a % of loan class	0.11%
Total Commercial [Member] | Commercial and industrial loans [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 18
Total Commercial [Member] | Commercial and industrial loans [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	25
Total Commercial [Member] | Commercial and industrial loans [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	286
Total Commercial [Member] | Commercial and industrial loans [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	100
Total Commercial [Member] | Commercial and industrial loans [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 467
Modifications as a % of loan class	0.31%
Total Commercial [Member] | Commercial real estate [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 7
Total Commercial [Member] | Commercial real estate [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1
Total Commercial [Member] | Commercial real estate [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	458
Total Commercial [Member] | Commercial real estate [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	0
Total Commercial [Member] | Commercial real estate [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 1,291
Modifications as a % of loan class	0.33%
Total Consumer [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 484
Total Consumer [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	494
Total Consumer [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	67
Total Consumer [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	88
Total Consumer [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	7
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 764
Modifications as a % of loan class	0.29%
Total Consumer [Member] | Residential mortgage [Member] | Trial modifications [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified balance end of period	$ 109
Total Consumer [Member] | Residential mortgage [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	10
Total Consumer [Member] | Residential mortgage [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	472
Total Consumer [Member] | Residential mortgage [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	67
Total Consumer [Member] | Residential mortgage [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	88
Total Consumer [Member] | Residential mortgage [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 7